Financial assets (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets
Purchase of financial assets	€ 97,831		€ 80,018		€ 102,620
Proceeds from sale of Maturity of financial assets	85,312		120,681		€ 28,913
Financial Assets	51,369		36,138
USD term deposits
Financial assets
Debt instruments held	71,600		69,000			$ 77.4	$ 75.1
Proceeds from sale of Maturity of financial assets	59,800	$ 64.4	65,700	$ 70.8
US Treasury bills
Financial assets
Government debt instruments held	26,300		11,000
Proceeds from sale of Maturity of financial assets	25,500		55,000
Current financial assets - Not generating exchange gain or loss
Financial assets
Financial Assets	5,800		5,000
Current financial assets - Generating exchange gain or loss
Financial assets
Financial Assets	45,600		31,100			$ 47.4	$ 34.4
Term deposits
Financial assets
Financial Assets	€ 51,400		€ 36,100